Note 3 - Loans (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Interest Receivable	$ 872		$ 872		$ 732	$ 581
Financing Receivable, Nonaccrual	817		817		1,090	1,187
Financing Receivable, Troubled Debt Restructuring	1,314		1,314		1,269	1,740
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	73		73		174	175
Troubled Debt Restructuring, Debtor, Subsequent Periods, Contingent Payments, Amount, Total	$ 7		7		$ 29	33
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 0	$ 80	$ 0		$ 0
Financing Receivable, Modifications, Number of Contracts		0	1	0	0	3
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0	0	0		0
Threshold Amount of Loans Outstanding to Perform Credit Analysis	$ 100		$ 100		$ 100
Non-accrual Loans [Member]
Financing Receivable, Nonaccrual					761	$ 948
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Nonaccrual	18		18		249
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Nonaccrual	80		80		$ 80	$ 239
Non-accrual Loans [Member]
Financing Receivable, Nonaccrual	$ 719		$ 719